Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 20 — COMMITMENTS AND CONTINGENCIES

Contingencies

The Group may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Group determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. As of December 31, 2019 and 2018, the Group was not aware of any litigation, lawsuits or claims against them.

Operating lease

Leases are classified as operating leases or finance leases in accordance with FASB ASC 842. The Group's operating leases mainly related to land and office facilities. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company's determination of lease payments when appropriate. As of December 31, 2019, the weighted average remaining lease term was 13.8 years and the weighted average discount rate was 4.75% for the Group's operating leases. The Group's lease costs are included within selling and administrative expenses on the consolidated statement of operations. For the year ended December 31, 2019, the lease cost amounted to $205,701.

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases are as follows as of December 31, 2019:

For the Year Ending December 31,
2020	$275,516
2021	256,505
2022	261,676
2023	225,479
2014	116,886
thereafter	1,557,507
Total undiscounted future minimum lease payments	2,693,569
Less: Amounts representing interest	(735,085)
Total present value of operation lease liabilities	1,958,484
Less: current portion of operating lease liabilities	(188,557)
Non-current portion of operating lease liabilities	$1,769,927